Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities State government securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities State government securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2014 Mortgage-backed securities INR	Mar. 31, 2013 Mortgage-backed securities INR	Mar. 31, 2014 Asset-backed securities INR	Mar. 31, 2013 Asset-backed securities INR	Mar. 31, 2014 Equity securities INR
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	$ 6,583.4	395,004.3	314,893.1	382,402.0	310,258.6	363,301.9	282,968.1	123.8	0	18,666.2	27,280.8	310.1	9.7	133.0	176.1	12,468.3	4,458.4	1.0
Less Than 12 Months Unrealized Losses	196.4	11,788.3	447.1	11,374.1	300.9	11,340.9	274.5	0.7	0	31.3	26.3	1.2	0.1	0.3	4.5	409.9	141.7	4.0
12 Months or Greater Fair Value	5,069.4	304,164.8	372,628.9	304,164.8	372,628.9	303,851.6	372,054.9	37.1	41.6	266.4	532.4	9.7	0	0	0	0	0	0
12 Months or Greater Unrealized Losses	140.4	8,422.1	3,265.4	8,422.1	3,265.4	8,421.6	3,264.4	0.2	0.2	0.2	0.8	0.1	0	0	0	0	0	0
Fair Value	11,652.8	699,169.1	687,522.0	686,566.8	682,887.5	667,153.5	655,023.0	160.9	41.6	18,932.6	27,813.2	319.8	9.7	133.0	176.1	12,468.3	4,458.4	1.0
Unrealized Losses	$ 336.8	20,210.4	3,712.5	19,796.2	3,566.3	19,762.5	3,538.9	0.9	0.2	31.5	27.1	1.3	0.1	0.3	4.5	409.9	141.7	4.0